Related Party Transactions -Summary of Compensation of Key Management Personnel of Bank (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and cash incentives	$ 17	$ 18
Equity-based payment	25	27
Pension and other benefits	5	4
Total	$ 47	$ 49